Corporate information	12 Months Ended
Dec. 31, 2024
Corporate information
Corporate information

1.Corporate information

MAC Copper Limited (“MAC”, the “Company” or “we”), formerly known as Metals Acquisition Limited, is a New York Stock Exchange (“NYSE”) and Australian Securities Exchange (“ASX”) listed company incorporated under the laws of Jersey, with limited liability.

The Company and its subsidiaries (collectively referred herein as the “Group”) are primarily engaged in the operation of the Cornish, Scottish and Australian underground copper mine (the “CSA mine”) in Australia. The principal place of business of the Company is 3rd Floor, 44 Esplanade St. Heiler, JE4 9WG, Jersey.

MAC was incorporated on 29 July 2022 and merged with and into Metals Acquisition Corp, a Cayman Islands exempted company, on 14 June 2023, with MAC continuing as the surviving company (the “Merger”).

Metals Acquisition Corp was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination” or “Acquisition” or “initial Business Combination”). On 16 June 2023 (the “Closing Date” or “Closing” or “Acquisition Date”), the Group consummated the initial Business Combination pursuant to the Share Sale Agreement dated as of 17 March 2022 (amended on 22 November 2022), by and among MAC, Metals Acquisition Corp, Metals Acquisition Corp’s subsidiary Metals Acquisition Corp. (Australia) Pty Ltd (“MAC Australia”) and Glencore Operations Australia Pty Limited (“Glencore”). Pursuant to the Share Sale Agreement, MAC Australia acquired from Glencore Operations Australia 100% of the issued share capital of Cobar Management Pty Limited (“CMPL”), which owns and operates the CSA mine near Cobar, New South Wales, Australia (refer Note 26). The Company’s sponsor was Green Mountain Metals LLC (“GMM”), a Cayman Islands limited liability company (the “Sponsor”).

In connection with the Merger, (i) each issued and outstanding Class A Ordinary Share and Class B Ordinary Share of Metals Acquisition Corp was converted into one ordinary share of MAC (“Common Shares”) and (ii) each issued and outstanding whole warrant to purchase Class A Ordinary Shares of Metals Acquisition Corp was converted into one warrant to purchase one ordinary share of MAC at an exercise price of $11.50 per share (“Warrants”), subject to the same terms and conditions existing prior to such conversion. Upon the consummation of the initial Business Combination and other transactions contemplated by the Share Sale Agreement, trading of the Common Shares and Warrants commenced on the NYSE under the symbols “MTAL” and “MTAL.WS”, respectively, and MAC became a publicly listed entity on 16 June 2023.

During the year, on 16 February 2024, MAC was also admitted to the official list of ASX, and MAC’s securities commenced quotation on 20 February 2024 under the symbol “MAC”.